STATEMENT OF INVESTMENTS
BNY Mellon International Bond Fund

January 31, 2022 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 96.6%
Australia - .2%
Australia, Sr. Unscd. Bonds, Ser. 150	AUD	3.00	3/21/2047	925,000		719,395
Austria - .9%
Austria, Sr. Unscd. Bonds	EUR	0.09	2/20/2031	2,675,000	[b]	2,938,210
Belgium - .7%
Belgium, Sr. Unscd. Bonds, Ser. 90	EUR	0.40	6/22/2040	2,100,000	[b]	2,197,649
Bermuda - .3%
Textainer Marine Containers VII, Ser. 2021-1A, Cl. A		1.68	2/20/2046	996,167	[b]	957,958
Canada - 6.2%
BMW Canada Auto Trust, Ser. 2019-1, Cl. A3	CAD	2.35	2/20/2024	1,254,518		990,476
BMW Canada Auto Trust, Ser. 2021-1A, Cl. A3	CAD	0.76	12/20/2025	1,175,000	[b]	906,085
Canada, Bonds	CAD	1.25	6/1/2030	13,600,000		10,352,830
Canada, Bonds	CAD	2.00	12/1/2051	3,950,000		3,092,942
CNH Capital Canada Receivables Trust, Ser. 2021-1A, Cl. A2	CAD	1.00	11/16/2026	1,125,000	[b]	873,378
Ford Auto Securitization Trust, Ser. 2019-AA, Cl. A2	CAD	2.35	6/15/2023	8,800	[b]	6,927
Ford Auto Securitization Trust, Ser. 2020-AA, Cl. A3	CAD	1.15	11/15/2025	1,075,000	[b]	831,274
GMF Canada Leasing Trust, Ser. 2020-1A, Cl. A3	CAD	1.05	11/20/2025	850,000	[b]	668,351
GMF Canada Leasing Trust, Ser. 2021-1A, Cl. A3	CAD	0.87	5/20/2026	1,125,000	[b]	876,016
MBarc Credit Canada, Ser. 2021-AA, Cl. A3	CAD	0.93	2/17/2026	875,000	[b]	677,725
					19,276,004
Cayman Islands - 3.5%
Arbor Realty Commercial Real Estate Notes CLO, Ser. 2021-FL4, Cl. A, 1 Month LIBOR +1.35%		1.45	11/15/2036	885,000	[b,c]	886,999
Avery Point VII CLO, Ser. 2015-7A, Cl. AR2, 3 Month LIBOR +.96%		1.20	1/15/2028	739,595	[b,c]	739,946
Bain Capital Credit CLO, Ser. 2020-3A, Cl. A1R, 3 Month LIBOR +1.16%		1.42	10/23/2034	1,155,000	[b,c]	1,156,566
Carlyle US CLO, Ser. 2017-1A, Cl. A2R, 3 Month LIBOR +1.60%		1.85	4/20/2031	850,000	[b,c]	849,045
Carlyle US CLO, Ser. 2017-2A, Cl. A1R, 3 Month LIBOR +1.05%		1.30	7/20/2031	1,125,000	[b,c]	1,125,353
DP World Salaam, Jr. Sub. Notes		6.00	10/1/2025	480,000	[d]	514,555

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 96.6% (continued)
Cayman Islands - 3.5% (continued)
Invesco CLO, Ser. 2021-1A, Cl. A1, 3 Month LIBOR +1.00%		1.24	4/15/2034	1,025,000	[b,c]	1,018,415
Magnetite XIX CLO, Ser. 2017-19A, Cl. AR, 3 Month LIBOR +1.05%		1.29	4/17/2034	900,000	[b,c]	897,855
Race Point IX CLO, Ser. 2015-9A, CI. A1A2, 3 Month LIBOR +.94%		1.18	10/15/2030	975,000	[b,c]	975,262
RIN IV CLO, Ser. 2021-1A, CI. A, 3 Month LIBOR +1.30%		1.55	4/20/2033	700,000	[b,c]	701,711
TCI-Flatiron CLO, Ser. 2017-1A, CI. AR, 3 Month LIBOR +.96%		1.12	11/18/2030	925,000	[b,c]	925,021
Thompson Park CLO, Ser. 2021-1A, CI. A1, 3 Month LIBOR +1.00%		1.24	4/15/2034	975,000	[b,c]	971,508
Vale Overseas, Gtd. Notes		6.25	8/10/2026	172,000		196,811
					10,959,047
Chile - .1%
VTR Comunicaciones, Sr. Scd. Notes		5.13	1/15/2028	201,000	[b]	197,948
China - 5.5%
China, Bonds	CNY	3.73	5/25/2070	56,900,000		9,592,505
China, Bonds	CNY	3.76	3/22/2071	7,300,000		1,240,727
China, Unscd. Bonds	CNY	3.81	9/14/2050	36,000,000		6,129,765
					16,962,997
Colombia - .2%
Ecopetrol, Sr. Unscd. Notes		5.88	11/2/2051	575,000		492,306
France - 5.1%
Credit Agricole Home Loan SFH, Covered Notes	EUR	1.25	3/24/2031	1,600,000		1,930,895
Electricite de France, Jr. Sub. Notes	EUR	2.63	12/1/2027	1,400,000	[d]	1,503,593
France, Bonds	EUR	2.50	5/25/2030	8,625,000		11,547,496
Orano, Sr. Unscd. Notes	EUR	2.75	3/8/2028	500,000		566,696
Orano, Sr. Unscd. Notes	EUR	4.88	9/23/2024	200,000		245,278
					15,793,958
Germany - 23.8%
Bundesobligation, Bonds, Ser. G	EUR	2.28	10/10/2025	9,450,000		10,793,131
Bundesobligation, Bonds, Ses. 183	EUR	1.61	4/10/2026	15,900,000		18,112,864
Bundesrepublik Deutschland Bundesanleihe, Bonds	EUR	0.52	8/15/2031	26,550,000		29,907,178
Bundesrepublik Deutschland Bundesanleihe, Bonds	EUR	0.55	8/15/2030	2,200,000		2,492,334
Bundesrepublik Deutschland Bundesanleihe, Bonds	EUR	0.50	2/15/2026	10,700,000		12,434,627
					73,740,134
Ireland - 1.7%
AerCap Global Aviation Trust, Gtd. Notes		3.00	10/29/2028	1,420,000		1,392,912

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 96.6% (continued)
Ireland - 1.7% (continued)
Hammerson Ireland Finance DAC, Gtd. Notes	EUR	1.75	6/3/2027	1,400,000	[e]	1,532,776
Ireland, Bonds	EUR	2.00	2/18/2045	1,610,000		2,258,843
					5,184,531
Italy - 1.7%
Italy Buoni Poliennali Del Tesoro, Sr. Unscd. Bonds, Ser. CAC	EUR	2.45	9/1/2050	4,260,000	[b]	5,169,410
Ivory Coast - .1%
Ivory Coast, Sr. Unscd. Notes	EUR	4.88	1/30/2032	400,000	[b]	423,010
Japan - 16.5%
Japan (10 Year Issue), Bonds, Ser. 348	JPY	0.10	9/20/2027	2,129,300,000		18,613,841
Japan (20 Year Issue), Bonds, Ser. 156	JPY	0.40	3/20/2036	2,311,900,000		20,210,849
Japan (30 Year Issue), Bonds, Ser. 66	JPY	0.40	3/20/2050	1,512,700,000		11,966,769
Takeda Pharmaceutical, Sr. Unscd. Notes	EUR	2.00	7/9/2040	300,000		347,542
					51,139,001
Luxembourg - .6%
DH Europe Finance II, Gtd. Bonds	EUR	0.20	3/18/2026	280,000		311,293
EIG Pearl Holdings, Sr. Scd. Bonds		4.39	11/30/2046	470,000	[b]	469,006
JBS Finance Luxembourg, Gtd. Notes		3.63	1/15/2032	250,000	[e]	238,679
JBS Finance Luxembourg, Gtd. Notes		3.63	1/15/2032	550,000	[b]	522,657
Millicom International Cellular, Sr. Unscd. Notes		4.50	4/27/2031	250,000	[b]	245,418
					1,787,053
Malaysia - .6%
Malaysia, Bonds, Ser. 219	MYR	3.89	8/15/2029	7,530,000		1,821,943
Mexico - 3.2%
Alsea, Gtd. Notes		7.75	12/14/2026	1,625,000	[b]	1,685,190
Braskem Idesa, Sr. Scd. Notes		6.99	2/20/2032	275,000	[b]	273,340
Mexico, Bonds, Ser. M	MXN	5.75	3/5/2026	35,000,000		1,590,155
Mexico, Bonds, Ser. M	MXN	7.75	5/29/2031	100,000,000		4,869,449
Mexico, Sr. Unscd. Notes		3.50	2/12/2034	700,000		676,557
Petroleos Mexicanos, Gtd. Notes		6.70	2/16/2032	921,000	[b]	913,222
					10,007,913
Netherlands - 1.2%
Airbus, Sr. Unscd. Notes	EUR	2.38	6/9/2040	850,000		1,039,818
Braskem Netherlands Finance, Gtd. Notes		5.88	1/31/2050	420,000	[b,e]	458,329
Enel Finance International, Gtd. Notes	EUR	0.38	6/17/2027	690,000		761,942
Equate Petrochemical, Gtd. Notes		2.63	4/28/2028	475,000	[b]	465,453
Prosus, Sr. Unscd. Notes		4.19	1/19/2032	900,000	[b]	892,718
					3,618,260

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 96.6% (continued)
Qatar - .2%
Qatar Energy, Sr. Unscd. Notes		2.25	7/12/2031	500,000	[b]	482,449
Romania - .3%
Romania, Sr. Unscd. Notes	EUR	2.50	2/8/2030	405,000	[b]	442,731
Romania, Unscd. Notes	EUR	2.75	4/14/2041	425,000	[b]	400,366
					843,097
Russia - .9%
Russia, Bonds, Ser. 6228	RUB	7.65	4/10/2030	249,600,000		2,928,371
Senegal - .1%
Senegal, Sr. Unscd. Notes	EUR	5.38	6/8/2037	425,000	[b]	441,494
Serbia - .3%
Serbia, Sr. Unscd. Notes	EUR	2.05	9/23/2036	925,000	[b]	918,117
Singapore - 1.7%
Singapore, Bonds	SGD	2.63	5/1/2028	6,560,000		5,134,168
Spain - 2.4%
Banco Santander, Covered Notes	EUR	0.88	5/9/2031	1,500,000		1,750,601
Lorca Telecom Bondco, Sr. Scd. Bonds	EUR	4.00	9/18/2027	925,000	[b]	1,022,675
Spain, Sr. Unscd. Bonds	EUR	2.90	10/31/2046	3,224,000	[b]	4,770,257
					7,543,533
Supranational - 1.4%
Africa Finance, Sr. Unscd. Notes		2.88	4/28/2028	625,000	[b,e]	612,944
Banque Ouest Africaine de Developpement, Sr. Unscd. Notes		5.00	7/27/2027	1,635,000		1,773,092
The African Export-Import Bank, Sr. Unscd. Notes		5.25	10/11/2023	1,850,000		1,943,610
					4,329,646
Thailand - 1.6%
Thailand, Bonds	THB	2.88	12/17/2028	138,635,000		4,460,871
Thaioil Treasury Center, Gtd. Notes		5.38	11/20/2048	425,000		458,577
					4,919,448
United Arab Emirates - .2%
Mamoura Diversified Global Holding, Gtd. Notes		2.50	11/7/2024	755,000		768,213
United Kingdom - 4.3%
BAT International Finance, Gtd. Notes	EUR	2.25	1/16/2030	395,000		447,848
Brass No. 10, Ser. 10-A, Cl. A1		0.67	4/16/2069	389,342	[b]	386,492
British American Tobacco, Sub. Notes	EUR	3.00	12/27/2026	700,000	[d]	753,810
Gemgarto, Ser. 2021-1A, Cl. A, 3 Month SONIO +.59%	GBP	0.64	12/16/2067	774,730	[b,c]	1,045,254
Lanark Master Issuer, Ser. 2020-1A, Cl. 2A, 3 Month SONIO +.57%	GBP	0.62	12/22/2069	820,000	[b,c]	1,107,700
MARB BondCo, Gtd. Bonds		3.95	1/29/2031	825,000	[b]	757,342

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 96.6% (continued)
United Kingdom - 4.3% (continued)
Penarth Master Issuer, Ser. 2019-1A, Cl. A2, 1 Month SONIO +.70%	GBP	0.88	7/18/2024	1,180,000	[b,c]	1,590,786
United Kingdom, Bonds	GBP	0.38	10/22/2026	2,200,000		2,855,256
United Kingdom, Bonds	GBP	0.63	10/22/2050	375,000		406,808
United Kingdom, Bonds	GBP	1.50	7/22/2047	3,000,000		4,033,136
					13,384,432
United States - 11.1%
Air Lease, Sr. Unscd. Notes		2.88	1/15/2026	600,000		605,627
Ally Financial, Jr. Sub. Notes, Ser. B		4.70	5/15/2026	800,000	[d]	793,420
Arbor Multifamily Mortgage Securities Trust, Ser. 2021-MF3, CI. A5		2.57	10/15/2054	420,000	[b]	420,283
AT&T, Sr. Unscd. Notes	EUR	0.25	3/4/2026	300,000		333,129
AT&T, Sr. Unscd. Notes	EUR	1.80	9/14/2039	325,000		353,122
AT&T, Sr. Unscd. Notes	EUR	2.35	9/5/2029	129,000		157,617
BX Commercial Mortgage Trust, Ser. 2021-ACNT, Cl. A, 1 Month LIBOR +.85%		0.96	11/15/2026	1,185,000	[b,c]	1,184,857
CCO Holdings, Sr. Unscd. Notes		4.50	8/15/2030	865,000	[b]	844,794
CHC Commercial Mortgage Trust, Ser. 2019-CHC, Cl. B, 1 Month LIBOR +1.50%		1.61	6/15/2034	868,660	[b,c]	860,905
Cheniere Energy, Sr. Scd. Notes		4.63	10/15/2028	575,000		584,582
Cheniere Energy Partners, Gtd. Notes		4.00	3/1/2031	725,000		722,405
CPS Auto Receivables Trust, Ser. 2021-D, Cl. B		1.09	10/15/2027	1,280,000	[b]	1,266,925
Crown Americas, Gtd. Notes		4.75	2/1/2026	575,000		587,314
Danaher, Sr. Unscd. Notes	EUR	2.50	3/30/2030	375,000		471,121
DataBank Issuer, Ser. 2021-1A, Cl. A2		2.06	2/27/2051	875,000	[b]	846,428
DataBank Issuer, Ser. 2021-2A, CI. A2		2.40	10/25/2051	870,000	[b]	852,896
Elanco Animal Health, Sr. Unscd. Notes		5.90	8/28/2028	775,000		848,625
Eli Lilly & Co., Sr. Unscd. Bonds	EUR	1.38	9/14/2061	650,000		621,340
Energy Transfer, Jr. Sub. Bonds, Ser. A		6.25	2/15/2023	680,000	[d,e]	601,800
Energy Transfer, Jr. Sub. Bonds, Ser. F		6.75	5/15/2025	260,000	[d]	261,547
Energy Transfer, Sr. Unscd. Notes		4.00	10/1/2027	380,000		399,920
EQT, Sr. Unscd. Notes		3.00	10/1/2022	1,555,000	[e]	1,563,708
EQT, Sr. Unscd. Notes		3.13	5/15/2026	100,000	[b]	97,970
Exeter Automobile Receivables Trust, Ser. 2021-2A, Cl. C		0.98	6/15/2026	675,000		667,722

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 96.6% (continued)
United States - 11.1% (continued)
Federal Agricultural Mortgage Corporation Mortgage Trust, Ser. 2021-1, CI. A		2.18	1/25/2051	691,351	[b]	672,234
Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Ser. 2021-MN1, Cl. M1, 1 Month SOFR +2.00%		2.05	1/25/2051	258,031	[b,c,f]	254,086
Fidelity National Information Services, Sr. Unscd. Notes	EUR	1.50	5/21/2027	680,000		787,002
First-Citizens Bank & Trust, Sub. Notes		6.13	3/9/2028	725,000		842,151
Ford Motor, Sr. Unscd. Notes		3.25	2/12/2032	500,000		476,585
Ford Motor, Sr. Unscd. Notes		4.75	1/15/2043	625,000		639,700
HCA, Gtd. Notes		3.50	9/1/2030	348,000		346,980
HCA, Gtd. Notes		5.88	2/1/2029	435,000		492,203
Hilton Domestic Operating, Gtd. Notes		3.63	2/15/2032	500,000	[b]	475,358
Kraft Heinz Foods, Gtd. Notes		4.88	10/1/2049	255,000		290,307
Level 3 Financing, Gtd. Notes		4.25	7/1/2028	287,000	[b]	274,310
MGM Growth Properties Operating Partnership, Gtd. Notes		3.88	2/15/2029	320,000	[b]	329,298
MGM Growth Properties Operating Partnership, Gtd. Notes		5.75	2/1/2027	775,000		857,855
Morgan Stanley, Sr. Unscd. Notes	EUR	1.10	4/29/2033	1,350,000		1,477,093
MPT Operating Partnership, Gtd. Bonds	EUR	0.99	10/15/2026	575,000		633,543
New Economy Assets Phase 1 Sponsor, Ser. 2021-1, Cl. A1		1.91	10/20/2061	1,355,000	[b]	1,321,830
NRG Energy, Gtd. Notes		3.63	2/15/2031	462,000	[b]	429,346
Rocket Mortgage, Gtd. Notes		3.63	3/1/2029	775,000	[b]	725,551
Santander Drive Auto Receivables Trust, Ser. 2021-4, CI. C		1.26	2/16/2027	620,000		611,513
SBA Tower Trust, Asset Backed Notes		2.59	10/15/2031	695,000	[b]	693,499
SLM, Sr. Unscd. Notes		4.20	10/29/2025	260,000		267,537
Stellantis Finance US, Gtd. Notes		2.69	9/15/2031	650,000	[b]	616,154
Taylor Morrison Communities, Sr. Unscd. Notes		5.13	8/1/2030	300,000	[b]	311,409
The Southern Company, Jr. Sub. Notes	EUR	1.88	9/15/2081	625,000		672,304
T-Mobile USA, Gtd. Notes		4.75	2/1/2028	550,000		569,129
United Rentals North America, Gtd. Notes		4.00	7/15/2030	850,000		838,423
VICI Properties, Gtd. Notes		3.50	2/15/2025	596,000	[b]	594,416
Wells Fargo Commercial Mortgage Trust, Ser. 2021-SAVE, Cl. A, 1 Month LIBOR +1.15%		1.26	2/15/2040	568,139	[b,c]	569,272

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a] Value ($)
Bonds and Notes - 96.6% (continued)
United States - 11.1% (continued)
Western Midstream Operating, Sr. Unscd. Notes	4.65	7/1/2026	465,000	487,253
Western Midstream Operating, Sr. Unscd. Notes	4.55	2/1/2030	410,000	427,942
Yum! Brands, Sr. Unscd. Notes	4.63	1/31/2032	429,000	427,707
				34,360,047
Total Bonds and Notes (cost $310,199,043)			299,439,742
Description /Number of Contracts/Counterparty	Exercise Price	Expiration Date	Notional Amount ($)	Value ($)
Options Purchased - .0%
Put Options - .0%
Indian Rupee, Contracts 3,140,000 Goldman Sachs (cost $16,385)	74.50	4/21/2022	3,140,000	11,567
Description	1-Day Yield (%)		Shares	Value ($)
Investment Companies - 1.3%
Registered Investment Companies - 1.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $3,918,799)	0.09		3,918,799	[g] 3,918,799

Investment of Cash Collateral for Securities Loaned - .7%
Registered Investment Companies - .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $2,332,121)	0.09		2,332,121	[g] 2,332,121
Total Investments (cost $316,466,348)			98.6%	305,702,229
Cash and Receivables (Net)			1.4%	4,375,726
Net Assets			100.0%	310,077,955

LIBOR—London Interbank Offered Rate

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

AUD—Australian Dollar

CAD—Canadian Dollar

CNY—Chinese Yuan Renminbi

EUR—Euro

GBP—British Pound

JPY—Japanese Yen

MXN—Mexican Peso

MYR—Malaysian Ringgit

RUB—Russian Ruble

SGD—Singapore Dollar

THB—Thai Baht

a Amount stated in U.S. Dollars unless otherwise noted above.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2022, these securities were valued at $60,517,383 or 19.52% of net assets.

c Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

d Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

e Security, or portion thereof, on loan. At January 31, 2022, the value of the fund’s securities on loan was $3,204,083 and the value of the collateral was $3,323,671, consisting of cash collateral of $2,332,121 and U.S. Government & Agency securities valued at $991,550. In addition, the value of collateral may include pending sales that are also on loan.

f The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

g Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF FUTURES
BNY Mellon International Bond Fund

January 31, 2022 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
Australian 10 Year Bond	32	3/15/2022	3,156,377[a]	3,100,075	(56,302)
Australian 3 Year Bond	41	3/15/2022	3,304,462[a]	3,292,542	(11,920)
Euro-Bond	50	3/8/2022	9,602,433[a]	9,499,331	(103,102)
U.S. Treasury Ultra Long Bond	7	3/22/2022	1,313,262	1,322,563	9,301
Futures Short
Canadian 10 Year Bond	46	3/22/2022	5,028,911[a]	5,033,710	(4,799)
Euro BTP Italian Government Bond	76	3/8/2022	12,478,924[a]	12,455,555	23,369
Japanese 10 Year Bond	4	3/14/2022	5,283,962[a]	5,238,790	45,172
Long Gilt	23	3/29/2022	3,874,391[a]	3,772,552	101,839
U.S. Treasury 10 Year Notes	75	3/22/2022	9,755,746	9,597,656	158,090
U.S. Treasury 2 Year Notes	57	3/31/2022	12,441,757	12,349,406	92,351
U.S. Treasury 5 Year Notes	255	3/31/2022	30,606,427	30,396,798	209,629
U.S. Treasury Long Bond	11	3/22/2022	1,752,331	1,711,875	40,456
Gross Unrealized Appreciation				680,207
Gross Unrealized Depreciation				(176,123)

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

See notes to financial statements.

STATEMENT OF FOWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon International Bond Fund

January 31, 2022 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Barclays Capital
Indian Rupee	35,168,000	United States Dollar	468,969	3/16/2022	(117)
Indonesian Rupiah	31,121,620,000	United States Dollar	2,148,244	3/16/2022	8,896
United States Dollar	220,467	Malaysian Ringgit	935,000	3/16/2022	(2,529)
Australian Dollar	11,960,000	United States Dollar	8,643,969	2/16/2022	(187,198)
Russian Ruble	78,900,000	United States Dollar	1,003,434	3/16/2022	5,781
United States Dollar	4,881,971	Russian Ruble	367,710,000	3/16/2022	178,569
United States Dollar	5,304,023	Canadian Dollar	6,771,026	2/16/2022	(22,627)
Swedish Krona	100,300,000	United States Dollar	11,175,601	2/16/2022	(417,855)
United States Dollar	13,368,022	Swedish Krona	121,515,408	2/16/2022	334,803
Mexican Peso	3,494,684	United States Dollar	167,964	3/16/2022	153
United States Dollar	5,193,416	Mexican Peso	112,094,684	3/16/2022	(199,051)
Chinese Yuan Renminbi	9,150,000	United States Dollar	1,433,248	3/16/2022	(1,443)
Norwegian Krone	6,960,000	United States Dollar	789,873	2/16/2022	(7,542)
United States Dollar	6,139,001	Norwegian Krone	55,220,000	2/16/2022	(67,938)
Euro	23,040,000	United States Dollar	26,088,332	2/16/2022	(195,790)
United States Dollar	2,992,967	Euro	2,650,000	2/16/2022	14,875
Taiwan Dollar	36,170,000	United States Dollar	1,315,943	3/16/2022	(15,457)
United States Dollar	1,314,364	Taiwan Dollar	36,170,000	3/16/2022	13,878
Hungarian Forint	245,384,000	United States Dollar	748,555	3/16/2022	23,388
United States Dollar	354,726	Hungarian Forint	116,350,000	3/16/2022	(11,295)
United States Dollar	9,351,878	Japanese Yen	1,082,910,000	2/16/2022	(59,325)
New Zealand Dollar	1,390,000	United States Dollar	946,063	2/16/2022	(31,652)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Barclays Capital(continued)
South Korean Won	7,311,770,000	United States Dollar	6,211,488	3/16/2022	(152,728)
Citigroup
South African Rand	36,500,000	United States Dollar	2,352,779	3/16/2022	6,953
Indian Rupee	96,480,000	United States Dollar	1,265,627	3/16/2022	20,624
United States Dollar	1,721,339	Indian Rupee	131,648,000	3/16/2022	(33,764)
Israeli Shekel	2,380,000	United States Dollar	768,499	3/16/2022	(15,929)
Chinese Yuan Renminbi	133,840,000	United States Dollar	20,931,469	3/16/2022	34,942
United States Dollar	4,165,582	Singapore Dollar	5,680,000	3/16/2022	(38,162)
Chilean Peso	205,690,000	United States Dollar	240,006	3/16/2022	15,328
Chinese Yuan Renminbi	6,080,000	United States Dollar	950,289	3/16/2022	1,118
Swedish Krona	56,215,408	United States Dollar	6,170,537	2/16/2022	(141,114)
Goldman Sachs
United States Dollar	817,534	South Korean Won	980,060,000	3/16/2022	5,426
Australian Dollar	6,490,000	United States Dollar	4,735,110	2/16/2022	(146,110)
Russian Ruble	45,123,000	United States Dollar	563,122	3/16/2022	14,049
Brazilian Real	4,350,000	United States Dollar	790,550	3/16/2022	19,148
South African Rand	12,350,000	United States Dollar	795,389	3/16/2022	3,041
HSBC
Swedish Krona	42,300,000	United States Dollar	4,737,903	2/16/2022	(200,987)
Polish Zloty	4,260,000	United States Dollar	1,040,870	3/16/2022	(307)
J.P. Morgan Securities
United States Dollar	187,084	Australian Dollar	260,000	2/16/2022	3,241
Japanese Yen	2,236,644,747	United States Dollar	19,490,168	2/16/2022	(52,249)
United States Dollar	25,548,638	Euro	22,600,000	2/16/2022	150,572
Czech Koruna	13,875,000	United States Dollar	609,488	3/16/2022	27,975
British Pound	11,260,000	United States Dollar	15,214,310	2/16/2022	(72,303)

STATEMENT OF FOWARD FOREIGN CURRENCY EXCHANGE CONTRACTS (Unaudited) (continued)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
J.P. Morgan Securities(continued)
United States Dollar	379,154	British Pound	280,000	2/16/2022	2,621
United States Dollar	2,910,296	Thai Baht	97,460,000	3/16/2022	(16,477)
Norwegian Krone	53,300,000	United States Dollar	6,131,823	2/16/2022	(140,700)
Swiss Franc	2,620,000	United States Dollar	2,843,687	2/16/2022	(15,142)
Chinese Yuan Renminbi	26,680,000	United States Dollar	4,177,490	3/16/2022	(2,567)
United States Dollar	1,258,021	Chinese Yuan Renminbi	8,000,000	3/16/2022	6,170
Canadian Dollar	490,000	United States Dollar	384,083	2/16/2022	1,392
United States Dollar	126,047	Canadian Dollar	160,000	2/16/2022	178
Danish Krone	7,000,000	United States Dollar	1,065,155	2/16/2022	(7,887)
Gross Unrealized Appreciation					893,121
Gross Unrealized Depreciation					(2,256,245)

See notes to financial statements.

STATEMENT OF SWAP AGREEMENTS
BNY Mellon International Bond Fund

January 31, 2022 (Unaudited)

Centrally Cleared Interest Rate Swaps
Received Reference Entity	Paid Reference Entity	Maturity Date	Notional Amount ($)	Unrealized Appreciation ($)
USD - 3 Month LIBOR	USD Fixed at 1.63	4/16/2031	36,925,000	458,628
USD - 3 Month LIBOR	USD Fixed at 0.97	6/28/2026	13,875,000	391,145
Gross Unrealized Appreciation				849,773

USD—United States Dollar

See notes to financial statements.

Centrally Cleared Credit Default Swaps

Reference Obligation	Maturity Date	Notional Amount ($)	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation)($)
Purchased Contracts:[1]
Markit CDX North America High Yield Index Series 37Paid Fixed Rate of 5.00% 3 Month	12/20/2026	8,780,000	(645,160)	(610,710)	(34,450)
Markit iTraxx Europe Index Series 36Paid Fixed Rate of 1.00% 3 Month	12/20/2026	15,189,044	(319,479)	(360,047)	40,568
Gross Unrealized Appreciation				40,568
Gross Unrealized Depreciation				(34,450)

1 If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon International Bond Fund

January 31, 2022 (Unaudited)

The following is a summary of the inputs used as of January 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed Securities	-	13,946,290	-	13,946,290
Collateralized Loan Obligations	-	10,247,681	-	10,247,681
Commercial Mortgage-Backed	-	5,574,763	-	5,574,763
Corporate Bonds	-	52,800,634	-	52,800,634
Foreign Governmental	-	215,944,054	-	215,944,054
Investment Companies	6,250,920	-	-	6,250,920
U.S. Government Agencies Collateralized Mortgage Obligations	-	672,234	-	672,234
U.S. Government Agencies Collateralized Municipal-Backed Securities	-	254,086	-	254,086
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	893,121	-	893,121
Futures††	680,207	-	-	680,207
Options Purchased	-	11,567	-	11,567
Swap Agreements††	-	890,341	-	890,341
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(2,256,245)	-	(2,256,245)
Futures††	(176,123)	-	-	(176,123)
Swap Agreements††	-	(34,450)	-	(34,450)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services

(each, a “Service”) approved by the Board Members (“Board”) Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2022 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of foreign currencies, or as a substitute for an investment. The fund is subject to market risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates. The maximum payout for those contracts is limited to the number of call option contracts written and the related strike prices, respectively.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap agreements in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Interest rate swaps open at January 31, 2022 are set forth in the Statement of Swap Agreements.

At January 31, 2022, accumulated net unrealized depreciation on investments was $10,764,119, consisting of $2,679,445 gross unrealized appreciation and $13,443,564 gross unrealized depreciation.

At January 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.